Accounting Policies - Components of Changes in Accumulated Other Comprehensive Loss and Related Cumulative Noncurrent Deferred Tax Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	$ 4,682,477	$ 4,142,590	$ 4,060,177
Other comprehensive (loss) earnings before reclassifications, net of Tax	(24,942)	(6,922)	(32,576)
Amounts reclassified from accumulated other comprehensive loss, net of tax	10,467	8,505	7,511
Other comprehensive (loss) earnings, net of tax	(14,475)	1,583	(25,065)
Ending Balance	4,949,412	4,682,477	4,142,590
Cumulative noncurrent deferred tax assets at end of period	84,207	80,116	82,793
Pension and Postretirement Benefit Plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(128,802)	(128,373)	(103,380)
Other comprehensive (loss) earnings before reclassifications, net of Tax	(22,890)	(8,062)	(31,678)
Amounts reclassified from accumulated other comprehensive loss, net of tax	10,187	7,633	6,685
Other comprehensive (loss) earnings, net of tax	(12,703)	(429)	(24,993)
Ending Balance	(141,505)	(128,802)	(128,373)
Cumulative noncurrent deferred tax assets at end of period	84,207	79,938	82,044
Foreign Currency
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(22)	(1,162)	(264)
Other comprehensive (loss) earnings before reclassifications, net of Tax	(2,052)	1,140	(898)
Other comprehensive (loss) earnings, net of tax	(2,052)	1,140	(898)
Ending Balance	(2,074)	(22)	(1,162)
Unamortized Value of Terminated Forward Starting Interest Rate Swap
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(280)	(1,152)	(1,978)
Amounts reclassified from accumulated other comprehensive loss, net of tax	280	872	826
Other comprehensive (loss) earnings, net of tax	280	872	826
Ending Balance		(280)	(1,152)
Cumulative noncurrent deferred tax assets at end of period		178	749
Accumulated Other Comprehensive (Loss) Earnings
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(129,104)	(130,687)	(105,622)
Ending Balance	$ (143,579)	$ (129,104)	$ (130,687)